LOANS, Receivables Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non performing loans [Abstract]
Accrued Interest		$ 500	$ 400	$ 400
Interest Income		0	0	$ 0
Accrued interest included in recorded investment		8,899	8,347
Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment		0	0
Commercial and Industrial [Member]
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans		53	77
1-4 Family Owner Occupied - Non-jumbo [Member]
Non performing loans [Abstract]
Government guaranteed loans excluded from non-performing loans		386	569
Commercial [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment		3,536	2,998
Mortgage [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	4,178	4,155
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	1,301	1,139
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	1,641	1,662
Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	587	586
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	373	502
Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	276	266
Installment [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	1,185	1,194
Installment [Member] | Boat Lending [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	572	490
Installment [Member] | Recreational Vehicle Lending [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	457	378
Installment [Member] | Other [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[1]	156	326
Non-Performing Loans [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	7,873	9,532
Total Non-performing Loans	[2]	7,873	9,532
Accrued interest included in recorded investment	[2]	0	0
Non-Performing Loans [Member] | Loans Past Due, 90+ days [Member]
Non performing loans [Abstract]
Accrued interest included in recorded investment	[2]	0	0
Non-Performing Loans [Member] | Commercial [Member] | Commercial and Industrial [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2],[3]	0	0
Non-Accrual	[2],[3]	1,387	565
Total Non-performing Loans	[2],[3]	1,387	565
Non-Performing Loans [Member] | Commercial [Member] | Commercial Real Estate [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	0	735
Total Non-performing Loans	[2]	0	735
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	623	1,179
Total Non-performing Loans	[2]	623	1,179
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2],[4]	0	0
Non-Accrual	[2],[4]	2,281	3,540
Total Non-performing Loans	[2],[4]	2,281	3,540
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family Non-owner Occupied [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	1,112	1,039
Total Non-performing Loans	[2]	1,112	1,039
Non-Performing Loans [Member] | Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	1,344	979
Total Non-performing Loans	[2]	1,344	979
Non-Performing Loans [Member] | Mortgage [Member] | Resort Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	607	690
Total Non-performing Loans	[2]	607	690
Non-Performing Loans [Member] | Installment [Member] | Boat Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	52	332
Total Non-performing Loans	[2]	52	332
Non-Performing Loans [Member] | Installment [Member] | Recreational Vehicle Lending [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	74	3
Total Non-performing Loans	[2]	74	3
Non-Performing Loans [Member] | Installment [Member] | Other [Member]
Non performing loans [Abstract]
90+ and Still Accruing	[2]	0	0
Non-Accrual	[2]	393	470
Total Non-performing Loans	[2]	$ 393	$ 470

[1]	Credit scores have been updated within the last twelve months.
[2]	Non-performing loans exclude purchase credit impaired loans.
[3]	Non-performing commercial and industrial loans exclude $0.053 million and $0.077 million of government guaranteed loans at December 31, 2020 and 2019, respectively.
[4]	Non-performing 1-4 family owner occupied – non jumbo loans exclude $0.386 million and $0.569 million of government guaranteed loans at December 31, 2020 and 2019, respectively.